Unsecured Borrowings (Schedule Of Unsecured Debt) (Details) (USD $)	Dec. 31, 2013	Dec. 11, 2013
Debt Instrument [Line Items]
Unsecured notes	$ 2,600,000,000
Unsecured borrowings, net	291,567,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Unsecured notes	300,000,000	300,000,000
Unamortized discount	(8,433,000)
Unsecured borrowings, net	$ 291,567,000